Contingencies And Other Disclosures (Narrative I) (Details) shares in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) number shares	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2008 shares
Loss Contingencies [Line Items]
Estimated Litigation Liability		$ 28,000,000
Number of GSEs to which conventional conforming single-family mortgage loans were predominately sold to | number		2
Loan-to-value ratio at origination		80.00%
Accrued losses on loan repurchase exposure		$ 66,000,000			$ 115,600,000
Mortgage loans originated and sold to agencies			$ 69,500,000,000
Loans sold to GSEs			57,600,000,000
Loans Guaranteed By Ginnie Mae			$ 11,900,000,000
Loans included in FH proprietary securitizations				$ 26,700,000,000
Fha Insured [Member]
Loss Contingencies [Line Items]
Amount Of Insurance Recoveries Company Is Pursuing		75,000,000
Litigation Settlement Expense	$ 212,500,000
Mortgage Securitization Litigation [Member]
Loss Contingencies [Line Items]
Investment in proprietary securitizations subject to lawsuits		83,400,000
Investment in proprietary securitizations subject to indemnifications		$ 409,900,000
Visa Class B Shares [Member]
Loss Contingencies [Line Items]
Number of Visa Class B shares | shares		1.1				2.4
Estimated conversion ratio		165.00%
Contingent liability		$ 800,000
Derivative liability		6,200,000			$ 4,800,000
Historical cost		0
Value of holdings of Visa Class B Shares if converted into Class A shares at the current conversion ratio		143,000,000
Subservicer expenditure reimbursement amount disputed
Loss Contingencies [Line Items]
Actual damages sought by plaintiff		43,500,000
Minimum
Loss Contingencies [Line Items]
Estimated reasonably possible losses in excess of currently established liabilities		0
Maximum
Loss Contingencies [Line Items]
Estimated reasonably possible losses in excess of currently established liabilities		$ 52,000,000